Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-interest income
Asset management	$ 29,225	$ 28,721	$ 25,603
Banking	47,346	49,347	45,010
Foreign exchange revenue	37,180	37,001	32,895
Trust	50,653	51,220	51,004
Custody and other administration services	13,845	12,868	9,262
Other non-interest income	5,610	4,818	4,912
Total non-interest income	183,859	183,975	168,686
Interest income
Interest and fees on loans	230,656	234,032	218,495
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale	50,621	60,686	68,936
Held-to-maturity	58,607	68,735	55,327
Deposits with banks and other	12,125	41,625	24,830
Total interest income	352,009	405,078	367,588
Interest expense
Deposits	25,116	51,486	17,617
Long-term debt	9,294	7,876	6,949
Securities sold under agreement to repurchase	0	14	33
Total interest expense	34,410	59,376	24,599
Net interest income before provision for credit losses	317,599	345,702	342,989
Provision for credit recoveries (losses)	(8,491)	184	6,991
Net interest income after provision for credit losses	309,108	345,886	349,980
Net gains (losses) on equity securities	658	925	(329)
Net realized gains (losses) on available-for-sale investments	1,220	1,624	1,100
Net gains (losses) on other real estate owned	(104)	(5)	(322)
Net other gains (losses)	(552)	223	(1,304)
Total other gains (losses)	1,222	2,767	(855)
Total net revenue	494,189	532,628	517,811
Non-interest expense
Salaries and other employee benefits	173,662	183,659	159,778
Technology and communications	65,156	62,633	60,280
Professional and outside services	21,263	27,952	26,034
Property	29,392	24,181	21,825
Indirect taxes	21,323	21,109	19,485
Non-service employee benefits expense	2,640	5,649	5,570
Marketing	4,443	8,050	6,116
Amortization of intangible assets	5,819	5,451	5,091
Other expenses	20,896	18,240	17,164
Total non-interest expense	344,594	356,924	321,343
Net income before income taxes	149,595	175,704	196,468
Income tax benefit (expense)	(2,378)	1,371	(1,284)
Net income	$ 147,217	$ 177,075	$ 195,184
Earnings per common share
Basic earnings per share (in dollars per share)	$ 2.91	$ 3.33	$ 3.55
Diluted earnings per share (in dollars per share)	$ 2.90	$ 3.30	$ 3.50